Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2017
Convertible Redeemable Preferred Shares [Abstract]
Schedule of carrying amounts of convertible redeemable preferred shares
	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$
Balance at beginning of the year	65,469	67,886	68,862
Issuance of Series E Preferred Shares	-	-	6,300
Beneficiary conversion feature of Series E Preferred Shares	-	-	(3,258)
Change in redemption value	2,417	976	6,956
Conversion to ordinary shares	-	-	(78,860)

Balance at end of the year	67,886	68,862	-